Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Group leases offices for operation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year was included in Note 14.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

On August 3, 2020, Shanghai Xiao-i filed a lawsuit with the High People’s Court of Shanghai in China, against Apple Computer Trading (Shanghai) Co., Ltd., Apple, Inc., and Apple Computer Trading (Shanghai) Co., Ltd. (together, “Apple”), demanding that Apple cease its infringement of Shanghai Xiao-i’s intelligent assistant patent (ZL200410053749.9 invention patent) by its Siri (intelligent assistant) (the “Patent Infringement Case”). The lawsuit seeks various remedies, including but not limited to, requiring Apple to stop manufacturing, using, offering to sell, selling or importing products that infringe Shanghai Xiao-i’s patent, and a temporary claim amount of 10 billion yuan (RMB). On August 27, 2020, the High People’s Court of Shanghai formally accepted the Patent Infringement Case filed by Shanghai Xiao-i against Apple. On September 4, 2021, Shanghai Xiao-i filed a behavior preservation application (injunction) with the Shanghai High People’s Court, demanding Apple to immediately stop the patent infringement involving Siri, including but not limited to stopping the production, selling, offering to sell, importing or using of iPhone products that infringe Shanghai Xiao-i’s patent. On February 3, 2023, Apple filed a lawsuit against Shanghai Xiao-i with the Shanghai High People’s Court, requesting confirmation that the iPhone SE, iPhone 12, and iPhone 13 series products equipped with Siri (the “products in question”) do not infringe on the patent rights of ZL200410053749.9 invention patent, and ordered Shanghai Xiao-i to compensate the plaintiff for reasonable expenses, including lawyer fees, notarization fees, etc., totaling RMB 2 million temporarily. On January 29, 2024, the Shanghai High Court decided to merge the above two cases for trial, and they are currently under review. On March 27, 2023, the Beijing Intellectual Property Court notified that Apple Computer Trading (Shanghai) Co., Ltd. had filed a patent administrative lawsuit against the defendant China National Intellectual Property Administration and the third person, Shanghai Xiao-i, regarding the 58271 and 58272 Review Decision of Request for Invalidation, and the lawsuit was dismissed on June 28, 2024. As of the date of this annual report, the Patent Infringement Case is still pending.

On June 26, 2024, a securities class action was filed in the Supreme Court of the State of New York, County of New York, against Xiao-I Corporation and certain of its officers and directors. Plaintiffs alleged violations of the Securities Act of 1933, asserting that the company’s IPO registration statement and prospectus contained materially misleading statements or omissions related to its AI capabilities and customer contracts. The action seeks unspecified damages and other relief. On September 13, 2024, plaintiffs filed an amended complaint expanding the allegations to include new information from Xiao-I’s subsequent SEC filings, arguing that post-IPO disclosures also failed to correct earlier misstatements. Xiao-I Corporation moved to dismiss the state court case on October 31, 2024, that motion was granted on April 24, 2025. At this time, the Company cannot reasonably estimate the maximum potential exposure or the range of possible loss for this matter.

Separately, on October 15, 2024, a second securities class action lawsuit was filed in the U.S. District Court for the Southern District of New York alleging violations of both the Securities Act and the Securities Exchange Act of 1934. The complaint focuses on similar alleged misrepresentations in the IPO filings and alleges the company failed to disclose material risks about its technology and commercialization prospects. Xiao-I disclosed that it intends to vigorously contest both lawsuits. Xiao-I Corporation submitted pre-motion to dismiss letters on May 7, 2025, and motions to dismiss are due on June 9, 2025. At this time, the Company cannot reasonably estimate the maximum potential exposure or the range of possible loss for this matter.

Furthermore, during 2024, Xiao-I is involved in labor disputes in China involving more than 40 former employees who were laid off as part of a workforce optimization initiative. The disputes primarily relate to claims for unpaid wages, social insurance contributions, housing fund payments, and severance compensation. The total amount of claims asserted exceeds RMB 5 million. Out of these disputes, more than 20 disputes are currently pending before local labor arbitration authorities and the rest has been concluded. The company is actively engaging with relevant agencies to seek resolution. While management does not currently expect the outcome to have a material adverse effect on its consolidated financial statements, the disputes could adversely affect employee morale, operational efficiency, or public perception.

In the opinion of management, there were no other pending or threatened claims and litigation as of December 31, 2024 and through the issuance date of these consolidated financial statements.